Offerings - Offering: 1	Nov. 21, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	7,500,000
Proposed Maximum Offering Price per Unit | $ / shares	2.9099
Maximum Aggregate Offering Price	$ 21,824,250
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,013.93
Offering Note	Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional shares of the Registrant’s Common Stock that become issuable under the 2022 Plan, by reason of any stock dividend, stock split, recapitalization or any similar transaction effected without the receipt of consideration that results in an increase in the number of the registrant’s outstanding shares of Common Stock.Consists of 1,290,939 additional shares of Common Stock reserved for issuance under the 2022 Plan.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and 457(h) promulgated under the Securities Act, based on the average of the high and low prices of the Registrant’s Common Stock as reported on the Nasdaq Capital Market on November 17, 2025, the date of which is within five business days prior to filing this Registration Statement.